12. Income Tax (Details - Tax expense) - USD ($)	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Income Tax Disclosure [Abstract]
Expected income tax benefit at the combined statutory rate of 35%	$ 1,284,900	$ 1,178,000	$ 1,574,100
Non-deductible stock compensation and other	0	0	(6,470)
U.S. effective rate in excess of Canadian tax rate	(56,000)	(56,700)	(65,520)
Valuation allowance	(1,228,900)	(1,121,300)	(1,502,110)
Benefit from income taxes	$ 0	$ 0	$ 0